Taxes (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Taxes [Abstract]
Effective tax rate	(1.50%)	(1.90%)	(52.40%)
Not deductible for PRC income tax.	(1.50%)	(1.90%)	(52.40%)
Unrecognized tax benefits (in Dollars)	$ 0